Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 24, 2015
Effective income tax rate		35.00%	35.00%	35.00%
Decrease in net deferred tax liabilities		$ 111,900,000
Recognition of the Pennsylvania and West Virginia deferred tax assets resulted in an income tax benefit		5,200,000	$ 1,400,000	$ 80,300,000
Deferred tax assets, write off				$ 8,100,000
Federal jobs credit carryforwards		$ 19,600,000
Federal jobs credit carryforwards, expiration year		2024
Operating loss carryforwards, limitations		Utilization of net operating loss, credit, and other carryforwards are subject to annual limitations due to ownership changes as provided by the Internal Revenue Code of 1986, as amended and similar state provisions. An ownership change is defined as a greater than 50% change in ownership by 5% stockholders in any threeyear period. Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, the Company had a “change in ownership” event that limits the utilization of net operating loss, credit, and other carryforwards that were previously available to MTR, Isle of Capri and the Company to offset future taxable income. The “change in ownership” event for MTR occurred on September 19, 2014 in connection with the MTR Merger. The “change in ownership” event for Isle of Capri and the Company occurred on May 1, 2017 in connection with the merger with Isle of Capri. This limitation resulted in no significant loss of federal attributes, but did result in significant loss of state attributes. The federal and state net operating loss credit and other carryforwards are stated net of limitations.
Limitation of loss carryforwards, minimum percentage for ownership change		50.00%
Percentage of shareholders holding change in ownership		5.00%
Change in ownership period by the stockholders		3 years
Unrecognized Tax Benefits		$ 0
Federal
Net operating loss carryforwards		$ 147,200,000
Net operating loss, expiration year		2030
State
Net operating loss carryforwards		$ 387,700,000
Net operating loss, expiration year		2018
Silver Legacy Joint Venture
Ownership interest (as a percent)		50.00%			50.00%
Scenario Forecast
Effective income tax rate	21.00%